Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stable Road Acquisition Corp [Member]
Description of Organization and Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Stable Road Acquisition Corp. (the “Company” or “SRAC”) is a blank check company incorporated in Delaware on May 28, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has two subsidiaries, Project Marvel First Merger Sub, Inc., a wholly-owned subsidiary of the Company incorporated in Delaware on September 29, 2020 (“First Merger Sub”) and Project Marvel Second Merger Sub, LLC, a wholly-owned subsidiary of the Company incorporated in Delaware on September 29, 2020 (“Second Merger Sub”). First Merger Sub and Second Merger Sub were formed in connection with the proposed business combination with Momentus Inc., a Delaware corporation (“Momentus”), as more fully discussed below.

As of June 30, 2021, the Company had not commenced any operations. All activity through June 30, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination, and the proposed business combination with Momentus, as more fully discussed below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on November 7, 2019. On November 13, 2019, the Company consummated the Initial Public Offering of 17,250,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of the over-allotment option to purchase an additional 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 545,000 units (the “Placement Units”) at a price of $10.00 per Placement Unit in a private placement to SRC-NI Holdings, LLC, a Delaware limited liability company (the “Sponsor”), and Cantor Fitzgerald& Co. (“Cantor”), the underwriter of the Initial Public Offering, generating gross proceeds of $5,450,000, which is described in Note 4.

Transaction costs amounted to $10,924,857, consisting of $3,450,000 of underwriting fees, $6,900,000 of deferred underwriting fees and $574,857 of other offering costs.

Following the closing of the Initial Public Offering on November 13, 2019, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account (“Trust Account”) and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations, less up to $100,000 of interest to pay dissolution expenses). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Placement Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares, Placement Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until August 13, 2021 to complete a Business Combination (the “Combination Period”), including the proposed business combination with Momentus. However, if the Company is unable to complete a Business Combination within the Combination Period, it will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and (along with Cantor) Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets less taxes payable. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company’s independent registered public accounting firm and the underwriter of the Initial Public Offering will not execute agreements with the Company waiving such claims to the monies held in the Trust Account.

Proposed Business Combination with Momentus Inc.

On October 7, 2020, SRAC entered into an Agreement and Plan of Merger, as amended on March 5, 2021, April 6, 2021 and June 29, 2021 (as it may be further amended and/or restated from time to time, the “Merger Agreement”), by and among SRAC, Project Marvel First Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of SRAC (“First Merger Sub”), and Project Marvel Second Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of SRAC (“Second Merger Sub”), and Momentus Inc., a Delaware corporation (“Momentus”), pursuant to which, among other things: (a) First Merger Sub will merge with and into Momentus (“First Merger”), with Momentus being the surviving corporation of the First Merger and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, Momentus will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub being the surviving company of the Second Merger. The Merger Agreement, the Mergers and the other transactions contemplated by the Merger Agreement are referred to herein as the “Proposed Transaction.”

Pursuant to the Merger Agreement, the aggregate merger consideration payable to the equityholders of Momentus will be paid in equity consideration equal to $566,600,000, minus Momentus’ indebtedness for borrowed money as of the closing of the Mergers (the “Closing”), plus the amount of Momentus’ cash and cash equivalents (excluding restricted cash as determined in accordance with GAAP, any cash being held on behalf of Momentus’ customers and any security deposits for leases) as of the Closing, plus the aggregate exercise price of all outstanding options and warrants (the “Merger Consideration”). The Merger Consideration payable to the stockholders of Momentus will be paid in shares of newly issued Class A common stock of SRAC, with a deemed value of $10 per share. In addition, SRAC will pay off, or cause to be paid off, on behalf of Momentus and in connection with the Closing, Momentus’ outstanding indebtedness for borrowed money.

In connection with the Proposed Transaction, each share of Momentus’ capital stock (subject to limited exceptions) will be cancelled and automatically deemed for all purposes to represent the right to receive a portion of the Merger Consideration in accordance with Momentus’ organizational documents. In addition, the Merger Consideration that is paid with respect to any shares of Momentus’ capital stock that is subject to any vesting restrictions or other conditions shall continue to be subject to such vesting restrictions and conditions after the Closing.

Each option of Momentus that is outstanding and unexercised immediately prior to the Closing (whether vested or unvested) will be automatically assumed by SRAC and converted into an option to acquire an adjusted number of shares of Class A common stock at an adjusted exercise price per share and will continue to be governed by substantially the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former option.

Each warrant to purchase shares of capital stock of Momentus that is outstanding and unexercised immediately prior to the Closing will be automatically converted into a warrant to acquire an adjusted number of shares of Class A common stock at an adjusted exercise price per share and will continue to be governed by substantially the same terms and conditions (including applicable vesting conditions) as were applicable to the corresponding former warrant.

Consummation of the Proposed Transaction is subject to customary closing conditions for special purpose acquisition companies, including the following conditions to each party’s obligations, among others: (a) approval by SRAC’s stockholders and Momentus’ stockholders, (b) SRAC having at least $5,000,001 of net tangible assets as of the effective time of the consummation of the Mergers, and (c) the approval of the listing of the shares of Class A common stock to be issued in connection with the Closing on The Nasdaq Stock Market LLC and the effectiveness of a Registration Statement on Form S-4. The Merger Agreement may be terminated under certain customary and limited circumstances prior to the consummation of the Mergers.

On October 7, 2020 and July 15, 2021, the Company entered into Subscription Agreements (as amended from time to time, the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which the investors have agreed to purchase an aggregate of 11,000,000 shares of Class A common stock in a private placement for $10.00 per share (the “Private Placement”). The Subscription Agreements also contemplate that the Company will issue to each PIPE Investor warrants to purchase one share of the Company’s Class A common stock at a price of $11.50 per share (subject to adjustment as described in the warrant agreement) for each share of Class A common stock purchased pursuant to such PIPE Investor’s Subscription Agreement. The proceeds from the Private Placement will be used to for general working capital purposes following the closing. The closing of the transactions contemplated by the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Proposed Transaction.

Concurrently with the execution of the Merger Agreement, an investor of Momentus, the Company and Momentus entered into a repurchase agreement (the “Repurchase Agreement”) pursuant to which, amongst other things, the Company has agreed to repurchase a certain number of shares of Class A common stock from an investor of Momentus, at a purchase price of $10.00 per share, immediately following the Closing (the “Repurchase”). The contemplated Repurchase was terminated pursuant to the June 29, 2021 amendment to the Merger Agreement.

The Company filed a Form 8-K on May 13, 2021 notifying shareholders of the approval to extend the date to consummate a business combination from May 13, 2021 to August 13, 2021. Shareholders redeemed 19,662 shares of common stock purchased in the Company’s initial public offering as part of the extension.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until August 13, 2021 or the extension date, as applicable, to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date or the extension date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the prescribed date. Management plans to continue its efforts in consummating a business combination by the prescribed date.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Stable Road Acquisition Corp. (the “Company” or “SRAC”) was incorporated in Delaware on May 28, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has two subsidiaries, Project Marvel First Merger Sub, Inc., a wholly-owned subsidiary of the Company incorporated in Delaware on September 29, 2020 (“First Merger Sub”) and Project Marvel Second Merger Sub, LLC, a wholly-owned subsidiary of the Company incorporated in Delaware on September 29, 2020 (“Second Merger Sub”). First Merger Sub and Second Merger Sub were formed in connection with the proposed business combination with Momentus Inc., a Delaware corporation (“Momentus”), as more fully discussed below.

As of December 31, 2020, the Company had not commenced any operations. All activity through December 31, 2020 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination, and the proposed business combination with Momentus, as more fully discussed below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on November 7, 2019. On November 13, 2019, the Company consummated the Initial Public Offering of 17,250,000 units (the “Units” and, with respect to the shares common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of the over-allotment option to purchase an additional 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 545,000 units (the “Placement Units”) at a price of $10.00 per Placement Unit in a private placement to SRC-NI Holdings, LLC, a Delaware limited liability company (the “Sponsor”), and Cantor Fitzgerald & Co. (“Cantor”), the underwriter of the Initial Public Offering, generating gross proceeds of $5,450,000, which is described in Note 4.

Transaction costs amounted to $10,924,857, consisting of $3,450,000 of underwriting fees, $6,900,000 of deferred underwriting fees and $574,857 of other offering costs.

Following the closing of the Initial Public Offering on November 13, 2019, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account (“Trust Account”) and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations, less up to $100,000 of interest to pay dissolution expenses). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor has agreed to vote its Founder Shares (as defined in Note 5), Placement Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares, Placement Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to stockholders’ rights or pre-business combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until August 13, 2021 or the extension date, as applicable, to complete a Business Combination (the “Combination Period”), including the proposed business combination with Momentus. However, if the Company is unable to complete a Business Combination within the Combination Period, it will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares and (along with Cantor) Placement Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriter has agreed to waive its rights to its deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets less taxes payable. This liability will not apply with respect to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company’s independent registered public accounting firm and the underwriter of the Initial Public Offering will not execute agreements with the Company waiving such claims to the monies held in the Trust Account.

Proposed Business Combination with Momentus Inc.

On October 7, 2020, SRAC entered into an Agreement and Plan of Merger, as amended on March 5, 2021, April 6, 2021 and June 29, 2021 (the “Merger Agreement”), by and among SRAC, Project Marvel First Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of SRAC (“First Merger Sub”), and Project Marvel Second Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of SRAC (“Second Merger Sub”), and Momentus Inc., a Delaware corporation (“Momentus”), pursuant to which, among other things: (a) First Merger Sub will merge with and into Momentus (“First Merger”), with Momentus being the surviving corporation of the First Merger and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, Momentus will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub being the surviving company of the Second Merger. The Merger Agreement, the Mergers and the other transactions contemplated by the Merger Agreement are referred to herein as the “Proposed Transaction.”

Pursuant to the Merger Agreement, the aggregate merger consideration payable to the equityholders of Momentus will be paid in equity consideration equal to $1,131,000,000, minus Momentus’ indebtedness for borrowed money as of the closing of the Mergers (the “Closing”), plus the amount of Momentus’ cash and cash equivalents (excluding restricted cash as determined in accordance with GAAP, any cash being held on behalf of Momentus’ customers and any security deposits for leases) as of the Closing, plus the aggregate exercise price of all outstanding options and warrants (the “Merger Consideration”). The Merger Consideration payable to the stockholders of Momentus will be paid in shares of newly issued Class A common stock of SRAC, with a deemed value of $10 per share. In addition, SRAC will pay off, or cause to be paid off, on behalf of Momentus and in connection with the Closing, Momentus’ outstanding indebtedness for borrowed money.

In connection with the Proposed Transaction, each share of Momentus’ capital stock (subject to limited exceptions) will be cancelled and automatically deemed for all purposes to represent the right to receive a portion of the Merger Consideration in accordance with Momentus’ organizational documents. In addition, the Merger Consideration that is paid with respect to any shares of Momentus’ capital stock that is subject to any vesting restrictions or other conditions shall continue to be subject to such vesting restrictions and conditions after the Closing.

Each option of Momentus that is outstanding and unexercised immediately prior to the Closing (whether vested or unvested) will be automatically assumed by SRAC and converted into an option to acquire an adjusted number of shares of Class A common stock at an adjusted exercise price per share and will continue to be governed by substantially the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former option.

Each warrant to purchase shares of capital stock of Momentus that is outstanding and unexercised immediately prior to the Closing will be automatically converted into a warrant to acquire an adjusted number of shares of Class A common stock at an adjusted exercise price per share and will continue to be governed by substantially the same terms and conditions (including applicable vesting conditions) as were applicable to the corresponding former warrant.

Consummation of the Proposed Transaction is subject to customary closing conditions for special purpose acquisition companies, including the following conditions to each party’s obligations, among others: (a) approval by SRAC’s stockholders and Momentus’ stockholders, (b) SRAC having at least $5,000,001 of net tangible assets as of the effective time of the consummation of the Mergers, and (c) the approval of the listing of the shares of Class A common stock to be issued in connection with the Closing on The Nasdaq Stock Market LLC and the effectiveness of a Registration Statement on Form S-4. The Merger Agreement may be terminated under certain customary and limited circumstances prior to the consummation of the Mergers.

On October 7, 2020 and July 15, 2021, the Company entered into Subscription Agreements with certain investors pursuant to which the investors have agreed to purchase an aggregate of 11,000,000 shares of Class A common stock in a private placement for $10.00 per share (the “Private Placement”). The proceeds from the Private Placement will be partially used to fund the Repurchase and for general working capital purposes following the closing. The closing of the transactions contemplated by the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Proposed Transaction.

Concurrently with the execution of the Merger Agreement, an investor in Momentus, the Company and Momentus entered into a repurchase agreement (the “Repurchase Agreement”) pursuant to which, among other things, the Company has agreed to repurchase a certain number of shares of Class A common stock from an investor in Momentus, at a purchase price of $10.00 per share, immediately following the Closing (the “Repurchase”). The Repurchase is contingent on the amount of available cash the Company has at the Closing from (a) the Private Placement (and any alternative financing arranged by the Company and Momentus in the event the Private Placement becomes unavailable) and (b) the funds in the Company’s trust account (after taking into account payments required to satisfy SRAC’s stockholder redemptions), after further deducting the amount of the Company’s transaction expenses and Momentus’ transaction expenses (“Net Proceeds”) being in excess of $265 million. If Net Proceeds exceed $265,000,000 but are less than $280,000,000, the number of shares of Class A common stock subject to the Repurchase will be equal to the amount by which Net Proceeds exceed $250 million, divided by $10.00. In the event Net Proceeds are in excess of $280,000,000, the number of shares of Class A common stock subject to the Repurchase will be equal to $30,000,000, divided by $10.00. At the closing of the Repurchase, the Company will be entitled to deduct from such cash payment an amount equal to 3.3% of such cash payment (representing PML’s obligation to pay Momentus a portion of its transaction expenses).

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until August 13, 2021 or the extension date, as applicable, to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date or the extension date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the prescribed date. Management plans to continue its efforts in consummating a business combination by the prescribed date.